Assets Measured at Fair Value on Non-recurring Basis (Detail)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Goodwill CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring KOK3 game software CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Five One Com CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value				77,114,041	15,833,333
Total impairment loss recognized	$ 2,097,247	13,066,057	46,557,669			240,725,709